Share-based compensation (Summary of Activity of Stock Options) (Details) - Stock Option - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Weighted-average grant-date fair value
Additional paid-in capital	$ 1,111	$ 844	$ 750
2011 Equity Incentive Plan
Units
Units, beginning balance (in shares)	491,073	634,489	776,475
Units, expired (in shares)	(216,633)	(143,416)	(141,986)
Units, ending balance (in shares)	274,440	491,073	634,489
Units, exercisable (in shares)	274,440
Weighted-average strike price
Units, beginning balance (in dollars per share)	$ 12.26	$ 14.28	$ 15.55
Units, expired (in dollars per share)	14.35	21.20	21.20
Units, ending balance (in dollars per share)	10.62	12.26	14.28
Units, exercisable (in dollars per share)	10.62
Weighted-average grant-date fair value
Units, beginning balance (in dollars per share)	3.81	4.28	4.46
Units, expired (in dollars per share)	5.13	5.89	5.28
Units, ending balance (in dollars per share)	2.77	$ 3.81	$ 4.28
Units, exercisable (in dollars per share)	$ 2.77
Number of units outstanding	274,440
Weighted-average grant-date fair market value per unit (in dollars per share)	$ 2.77
Total grant-date fair value	$ 760
Weighted-average accumulated percentage of service	100.00%
Stock-based compensation recognized in Additional paid-in capital	$ 760